Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford Long Term Global Growth Fund

	Shares	Value
COMMON STOCKS — 98.5%

BRAZIL — 2.4%
MercadoLibre, Inc. *	11,451	$14,518,494

CANADA — 2.9%
Shopify, Inc., Class A *	329,378	17,974,157

CHINA — 16.4%
Alibaba Group Holding Ltd. *	925,252	10,031,755
BeiGene Ltd. ADR *	65,407	11,764,757
Contemporary Amperex Technology Co., Ltd., Class A	537,960	15,026,672
Meituan, Class B *	1,222,890	17,702,790
NIO, Inc. ADR *	643,034	5,813,028
PDD Holdings, Inc. ADR *	316,686	31,057,396
Tencent Holdings Ltd.	214,900	8,330,375
		99,726,773
FRANCE — 6.0%
Hermes International	8,803	16,046,356
Kering	45,780	20,800,742
		36,847,098
GERMANY — 2.3%
BioNTech SE ADR *	129,562	14,075,616

INDIA — 2.2%
HDFC Bank Ltd.	735,802	13,494,546

NETHERLANDS — 6.2%
Adyen NV *	17,514	12,985,477
ASML Holding NV	42,446	24,990,098
		37,975,575
SINGAPORE — 1.3%
Sea Ltd. ADR *	175,227	7,701,227

SOUTH KOREA — 2.2%
Coupang, Inc. *	786,042	13,362,714

UNITED STATES — 56.6%
Advanced Micro Devices, Inc. *	143,097	14,713,233
Affirm Holdings, Inc. *	156,372	3,326,032
Amazon.com, Inc. *	297,174	37,776,759
Atlassian Corp., Class A *	122,330	24,650,718
Cloudflare, Inc., Class A *	281,910	17,771,606
Datadog, Inc., Class A *	73,897	6,731,278
Dexcom, Inc. *	215,619	20,117,253
Ginkgo Bioworks Holdings, Inc. *	1,685,681	3,051,083
Illumina, Inc. *	48,403	6,644,764
Intuitive Surgical, Inc. *	68,689	20,077,108
Joby Aviation, Inc. *	739,014	4,766,640
Moderna, Inc. *	191,098	19,738,512
Netflix, Inc. *	45,766	17,281,242
NVIDIA Corp.	101,384	44,101,026
ROBLOX Corp., Class A *	283,962	8,223,539
Samsara, Inc., Class A *	306,837	7,735,361
Spotify Technology SA *	104,654	16,183,695
Tesla, Inc. *	128,563	32,169,034
Trade Desk, Inc. (The), Class A *	304,654	23,808,710

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford Long Term Global Growth Fund

	Shares	Value
UNITED STATES (continued)
Workday, Inc., Class A *	80,961	$17,394,471
		346,262,064
TOTAL INVESTMENTS — 98.5%
(cost $480,751,360)		$601,938,264
Other assets less liabilities — 1.5%		9,258,735
NET ASSETS — 100.0%		$611,196,999

*	Non-income producing security.

ADR — American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford Long Term Global Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$462,529,453	$139,408,811	$—	$601,938,264
Total	$462,529,453	$139,408,811	$—	$601,938,264

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.